Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total provisions
Provisions, At 1 January	$ 1,724	$ 1,560	$ 1,564
Additions through business combinations		141
Transfers in			258
Charge for year	1,484	872	276
Cash paid	(1,282)	(622)	(491)
Reversals	(262)	(242)	(132)
Exchange and other movements	(46)	15	85
Provisions, At 31 December	1,618	1,724	1,560
Non-current provisions	896	956	584
Severance
Total provisions
Provisions, At 1 January	212	214	241
Charge for year	227	238	116
Cash paid	(223)	(172)	(62)
Reversals	(43)	(62)	(89)
Exchange and other movements	(8)	(6)	8
Provisions, At 31 December	165	212	214
Environmental
Total provisions
Provisions, At 1 January	90	100	96
Charge for year	61	23	34
Cash paid	(19)	(32)	(30)
Exchange and other movements	(1)	(1)
Provisions, At 31 December	131	90	100
Employee benefits
Total provisions
Provisions, At 1 January	195	128	130
Additions through business combinations		41
Charge for year	1	46	15
Cash paid	(41)	(49)	(48)
Reversals	(27)		(2)
Exchange and other movements	15	29	33
Provisions, At 31 December	143	195	128
Legal
Total provisions
Provisions, At 1 January	239	348	642
Additions through business combinations		73
Charge for year	830	109	16
Cash paid	(814)	(285)	(295)
Reversals	(94)	(5)	(14)
Exchange and other movements		(1)	(1)
Provisions, At 31 December	161	239	348
Other provisions.
Total provisions
Provisions, At 1 January	988	770	455
Additions through business combinations		27
Transfers in			258
Charge for year	365	456	95
Cash paid	(185)	(84)	(56)
Reversals	(98)	(175)	(27)
Exchange and other movements	(52)	(6)	45
Provisions, At 31 December	1,018	988	770
Third-party liabilities and other risks
Total provisions
Provisions, At 1 January	185	258
Provisions, At 31 December	165	185	$ 258
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Provisions, At 1 January	243
Charge for year	12	243
Provisions, At 31 December	143	243
Non-current provisions	95	$ 158
Termination fees and onerous contracts with contract manufacturing organisations
Total provisions
Charge for year	$ 301